Earnings Per Share - Weighted average number of ordinary shares outstanding diluted (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average number of ordinary shares outstanding diluted
Ordinary shares iddued at 1 January	679,092,279	679,469,076	679,598,330
Plans of rights over shares	248,164	(2,654,302)	(512,413)
Effect of treasury stock	(576,272)	(287,218)	(206,812)
Weighted average number of ordinary shares outstanding (diluted)	679,916,715	677,101,992	679,292,729